Angel Oak Funds Trust
3344 Peachtree Road NE, Suite 1725 | Atlanta, Georgia 30326

June 4, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
Angel Oak Multi-Strategy Income Fund
Angel Oak Financials Income Fund
Angel Oak High Yield Opportunities Fund
Angel Oak UltraShort Income Fund
File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Angel Oak Multi-Strategy Income Fund, Angel Oak Financials Income Fund, Angel Oak High Yield Opportunities Fund, and Angel Oak UltraShort Income Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 31 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on May 31, 2019 and became effective on May 31, 2019.

Please direct any inquiries regarding this filing to me at (414) 765-6620 or alia.vasquez@usbank.com. Thank you for your assistance with respect to this matter.

Sincerely,
/s/ Alia M. Vasquez
Alia M. Vasquez
Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust